Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12—Commitments and Contingencies

Operating Leases—We lease office space in countries in which we operate. As of December 31, 2016, the future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year was as follows:

(In thousands)
Years Ending December 31,
2017	$2,287
2018	2,196
2019	2,083
2020	2,121
2021	2,160
Thereafter	5,942
Total future minimum lease payments	$16,789

During the years ended December 31, 2016, 2015 and 2014, rent expense was $2.5 million, $3.0 million and $4.5 million, respectively.

Commitments—As of December 31, 2016, we had no material commitments.

Customs Bonds—As of December 31, 2016, we were contingently liable under certain customs bonds totaling approximately $145.0 million issued as security in the normal course of our business.

Contingencies—It is to be expected that we will routinely be involved in litigation and disputes arising in the ordinary course of our business.

On April 16, 2013, Transocean Offshore Deepwater Drilling, Inc. (“Transocean”) filed a complaint against us in the United States District Court for the Southern District of Texas alleging infringement of their dual activity patents, which was supplemented by an Amended Complaint filed on May 13, 2013. In its Amended Complaint, Transocean seeks relief in the form of a permanent injunction, compensatory damages, enhanced damages, court costs and fees. On May 31, 2013, we filed our Answer to the Amended Complaint and our Counterclaims seeking Declaratory Judgments that we do not infringe the asserted Transocean patents and that such patents are invalid and unenforceable. The trial was set for August 8, 2016; however, the Court has granted a stay of the litigation pending the resolution of three Inter Partes Reviews (“IPRs”) instituted by the U.S. Patent and Trademark Office (“PTO”) on March 28, 2016 with respect to the same three patents that are the subject of Transocean’s litigation against us. The PTO instituted the IPRs upon the petition of Seadrill Americas, Inc., Seadrill Gulf Operations Auriga, LLC, Seadrill Gulf Operations Vela, LLC and Seadrill Gulf Operations Neptune, LLC (collectively, “Seadrill”) based on a finding by the PTO that there is a reasonable likelihood that Seadrill will succeed in proving that at least one of the asserted claims of each of the Transocean patents is invalid. Resolution of the IPRs is expected by the end of March 2017. We do not believe that the ultimate liability, if any, resulting from this litigation will have a material adverse effect on our financial position, results of operations or cash flows.

On October 29, 2015, we exercised our right to rescind the Construction Contract with SHI for the drillship the Pacific Zonda due to SHI’s failure to timely deliver the drillship in accordance with the contractual specifications. SHI rejected our rescission, and on November 25, 2015, formally commenced an arbitration proceeding against us in London under the Arbitration Act 1996 before a tribunal of three arbitrators (as specified in the Construction Contract). SHI claims that we wrongfully rejected their tendered delivery of the drillship and seeks the final installment of the purchase price under the Construction Contract. On November 30, 2015, we made demand under the third party refund guarantee accompanying the Construction Contract for the amount of our advance payments made under the Construction Contract, plus interest. Any payment under the refund guarantee is suspended until an award under the arbitration is obtained. Pursuant to a mutually agreed scheduling order, SHI filed its claims submission on January 29, 2016. We responded with our defense and counterclaim on February 26, 2016 and, in addition to seeking repayment of our advance payments made under the Construction Contract, our counterclaim also seeks the return of our purchased equipment, or the value of such equipment, and damages for our wasted expenditures. SHI submitted their response to our defense and counterclaim on April 11, 2016, we filed our rejoinder on May 23, 2016 and SHI filed its sur-rejoinder on July 8, 2016. The pleadings and the disclosure phase of the arbitration proceeding are now complete, and the preparation of witness statements and expert reports is in process. A hearing for the arbitration proceeding has been set for February 5, 2018. We do not believe that the ultimate outcome resulting from this arbitration will have a material adverse effect on our financial position, results of operations or cash flows.